Intangible assets excluding goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets excluding goodwill [Abstract]
Intangible assets excluding goodwill - Intangible assets excluding goodwill [Text Block]

Philips Group

Intangible assets excluding goodwill

in millions of EUR

	brand names	customer relationships	technology	product development	product development construction in progress	software	other	total
Balance as of January 1, 2020
Cost	709	2,476	2,491	2,387	578	784	154	9,579
Amortization/ impairments	(524)	(1,587)	(1,530)	(1,795)	(56)	(527)	(94)	(6,113)
Book value	184	890	961	592	523	257	59	3,466
Changes in book value:
Additions		1	12	-	305	127	2	449
Assets available for use				373	(374)		-	-
Acquisitions	8	1	175	-			-	185
Amortization	(26)	(121)	(103)	(221)	-	(84)	(4)	(560)
Impairments	-	(1)	(118)	(62)	(44)	(2)	(8)	(235)
Transfers to assets classified as held for sale	(33)	(55)	(1)	(8)	(2)	(3)		(102)
Translation differences and other	(13)	(64)	(58)	(53)	(10)	-	(6)	(204)
Total changes	(65)	(239)	(92)	30	(125)	38	(15)	(468)
Balance as of December 31, 2020
Cost	556	2,036	2,434	2,519	480	723	135	8,883
Amortization/ impairments	(437)	(1,385)	(1,565)	(1,897)	(83)	(427)	(91)	(5,886)
Book Value	120	651	869	622	398	295	44	2,997

Philips Group

Intangible assets excluding goodwill

in millions of EUR

	brand names	customer relationships	technology	product development	product development construction in progress	software	other	total
Balance as of January 1, 2019
Cost	689	2,421	2,400	2,103	532	684	168	8,997
Amortization/ impairments	(484)	(1,488)	(1,330)	(1,483)	(51)	(480)	(93)	(5,408)
Book value	205	934	1,070	621	481	204	75	3,589

Changes in book value:
Additions		-	28	(1)	338	129	4	497
Assets available for use				296	(296)		-	1
Acquisitions	3	56	24			-	(5)	77
Amortization	(31)	(119)	(127)	(229)		(75)	(6)	(587)
Impairments	-	(1)	(66)	(96)	(8)	-		(171)
Translation differences and other	7	20	32	-	8	-	(9)	59
Total changes	(21)	(44)	(110)	(29)	41	54	(16)	(124)
Balance as of December 31, 2019
Cost	709	2,476	2,491	2,387	578	784	154	9,579
Amortization/ impairments	(524)	(1,587)	(1,530)	(1,795)	(56)	(527)	(94)	(6,113)
Book Value	184	890	961	592	523	257	59	3,466

Intangible assets excluding goodwill - Expected useful lives of intangible assets excluding goodwill [Text Block]	Philips Group Expected useful lives of intangible assets excluding goodwill in years

Brand names	2-20
Customer relationships	2-25
Technology	3-20
Other	1-10
Software	1-10
Product development	3-7